Dividends	12 Months Ended
Dec. 31, 2025
Disclosure Of Dividends [Abstract]
Dividends

16. Dividends

			2025			2024			2023
	Paid/payable	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m
First interim	10 July 2025	16.00	650	11 July 2024	15.00	612	13 July 2023	14.00	567
Second interim	9 October 2025	16.00	646	10 October 2024	15.00	612	12 October 2023	14.00	568
Third interim	8 January 2026	16.00	643	9 January 2025	15.00	612	11 January 2024	14.00	568
Fourth interim	9 April 2026	18.00	722	10 April 2025	16.00	656*	11 April 2024	16.00	652**
Total		66.00	2,661		61.00	2,492		58.00	2,355
*The estimate for the fourth interim dividend for 2024 disclosed in the 2024 Annual Report was £653 million, £3 million less than the dividend that was ultimately paid.
**The estimate for the fourth interim dividend for 2023 disclosed in the 2023 Annual Report was £649 million, £3 million less than the dividend that was ultimately paid.
Under IFRS Accounting Standards, interim dividends are only recognised in the financial statements when paid and not when declared. GSK normally pays a dividend two quarters after the quarter to which it relates and one quarter after it is declared. The
2025 financial statements recognise those dividends paid in 2025, namely the third and fourth interim dividends for 2024, and the first and second interim dividends for 2025.
The amounts recognised in each year were as follows:

	2025 £m	2024 £m	2023 £m
Cash dividends to shareholders	2,564	2,444	2,247